Schedule of investments
Macquarie VIP Small Cap Growth Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.40%
Communication Services — 1.74%
IMAX †	180,876	$ 3,709,767
		3,709,767
Consumer Discretionary — 12.38%
Abercrombie & Fitch Class A †	19,290	2,698,671
Acushnet Holdings	38,223	2,436,716
Installed Building Products	13,296	3,274,406
Light & Wonder †	33,643	3,052,430
Meritage Homes	11,529	2,364,252
Modine Manufacturing †	29,752	3,950,768
Ollie's Bargain Outlet Holdings †	19,668	1,911,730
Red Rock Resorts Class A	82,805	4,507,904
Universal Technical Institute †	138,185	2,246,888
		26,443,765
Consumer Staples — 2.70%
BellRing Brands †	40,582	2,464,139
MGP Ingredients	28,215	2,348,899
Vital Farms †	26,986	946,399
		5,759,437
Energy — 1.60%
Cactus Class A	27,496	1,640,686
Weatherford International	20,842	1,769,903
		3,410,589
Financials — 7.68%
Hamilton Lane Class A	21,069	3,547,809
Houlihan Lokey	20,352	3,216,023
Palomar Holdings †	35,600	3,370,252
Western Alliance Bancorp	49,570	4,287,309
WisdomTree	198,111	1,979,129
		16,400,522
Healthcare — 23.96%
ADMA Biologics †	110,778	2,214,452
ANI Pharmaceuticals †	53,886	3,214,839
Axsome Therapeutics †	28,788	2,587,178
Encompass Health	40,038	3,869,272
Evolent Health Class A †	59,091	1,671,093
Halozyme Therapeutics †	43,715	2,502,247
Harmony Biosciences Holdings †	31,385	1,255,400
HealthEquity †	28,954	2,369,885
Ideaya Biosciences †	70,393	2,230,050
Inari Medical †	23,515	969,759
Insmed †	28,116	2,052,468
Integer Holdings †	35,994	4,679,220
Intra-Cellular Therapies †	13,489	986,990
Kiniksa Pharmaceuticals International †	49,955	1,248,375
Option Care Health †	58,456	1,829,673
PROCEPT BioRobotics †	20,416	1,635,730
Tarsus Pharmaceuticals †	49,011	1,611,972
TransMedics Group †	23,186	3,640,202
Vaxcyte †	20,028	2,288,600
Veracyte †	78,884	2,685,211
Vericel †	101,105	4,271,686
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Viking Therapeutics †	21,395	$ 1,354,517
		51,168,819
Industrials — 21.16%
AAR †	29,286	1,914,133
ACV Auctions Class A †	154,667	3,144,380
AeroVironment †	10,491	2,103,446
American Superconductor †	109,797	2,591,209
CBIZ †	51,962	3,496,523
Clean Harbors †	23,596	5,703,389
Construction Partners Class A †	57,753	4,031,159
Federal Signal	66,124	6,179,949
Kirby †	20,187	2,471,494
Leonardo DRS †	84,512	2,384,929
Parsons †	63,601	6,594,152
Verra Mobility †	164,052	4,562,286
		45,177,049
Information Technology — 22.49%
Advanced Energy Industries	25,058	2,637,104
Agilysys †	20,901	2,277,582
Altair Engineering Class A †	23,047	2,201,219
AvePoint †	147,559	1,736,769
Box Class A †	9,770	319,772
Braze Class A †	55,297	1,788,305
Clearwater Analytics Holdings Class A †	29,939	755,960
CyberArk Software †	27,986	8,160,997
Descartes Systems Group †	32,279	3,323,446
Fabrinet †	5,832	1,378,918
Harmonic †	166,682	2,428,557
Lumentum Holdings †	9,882	626,321
Monday.com †	10,093	2,803,533
Onto Innovation †	8,037	1,668,160
OSI Systems †	19,108	2,901,168
Rambus †	48,410	2,043,870
Rubrik Class A †	29,098	935,501
Sprout Social Class A †	52,363	1,522,192
Tenable Holdings †	45,548	1,845,605
Varonis Systems †	86,688	4,897,872
Veeco Instruments †	53,350	1,767,485
		48,020,336
Materials — 3.69%
Aspen Aerogels †	60,495	1,675,107
ATI †	92,651	6,199,278
		7,874,385
Total Common Stocks (cost $170,408,591)		207,964,669

Exchange-Traded Fund — 1.17%
iShares Russell 2000 Growth ETF	8,770	2,490,680
Total Exchange-Traded Fund (cost $1,950,835)		2,490,680

NQ- IV097 [0924] 1124 (4017396)    1

Schedule of investments
Macquarie VIP Small Cap Growth Series   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 1.22%
Money Market Mutual Funds — 1.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	650,458	$ 650,458
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	650,458	650,458
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	650,458	650,458
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	650,459	650,459
Total Short-Term Investments (cost $2,601,833)		2,601,833

Total Value of Securities—99.79% (cost $174,961,259)		213,057,182
Receivables and Other Assets Net of Liabilities—0.21%		455,138
Net Assets Applicable to 32,699,295 Shares Outstanding—100.00%		$213,512,320

†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund

2    NQ- IV097 [0924] 1124 (4017396)